Financial Risk Factors and Risk Management - Exposure to Cash-Settled RSUs (Details) - Cash-Settled RSUs - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Factors and Risk Management
Total gross exposure	1,098	2,255
Total net exposure	496	2,255
Equity swap, hedge ratio	1
Maximum
Financial Risk Factors and Risk Management
Equity swap, hedge duration	3 years
Restricted Stock Units (RSUs) cash-settled
Financial Risk Factors and Risk Management
Total gross exposure	1,049	2,098
Number of hedged RSUs	602	0
Maximum percentage of grants of cash settled other equity instruments hedged	80.00%
Performance Share Units (PSUs) cash-settled
Financial Risk Factors and Risk Management
Total gross exposure	49	157